Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies
29.	Commitments and contingencies

Commitments

Capital commitments

Capital commitments represent expenditures, principally relating to the construction of new buildings, undersea cables and expansion of transmission equipment, which had been committed under contractual arrangements with the majority of payments due within a period of one year. The amount of these commitments totaled Rs.  5,931 million (US$ 109 million) as of March 31, 2013. Out of this total amount Rs.  5,615 million (US$ 103 million) is expected to be purchased in fiscal 2014.

Contingencies

The Company is involved in a variety of proceedings, claims and litigation arising in the ordinary course of business. The Company periodically assesses its liabilities and contingencies in connection with these matters based upon the latest information available (with the assistance of external legal counsel wherever necessary). The Company accrues a loss contingency when it is probable that an asset has been impaired or a liability has been incurred as of the balance sheet date and the amount of loss can be reasonably estimated. In respect of loss contingencies where the reliable estimate of loss is a range, the amount accrued is the better estimate of the loss within the range and when no amount within the range is a better estimate than any other amount, the minimum amount in the range is accrued. Loss contingencies that are reasonably possible but not probable as of the balance sheet date have been disclosed as contingencies with a range of possible loss, whenever it can be estimated.

The following is a description of material claims and losses where a potential loss is reasonably possible but not probable.

a)	Business related claims

In April 2010, the Company voluntarily disclosed to the U.S. Department of Justice and the U.S. Securities and Exchange Commission the results of an internal investigation conducted by outside counsel for the Company relating to the activities of a reseller of one of the Company’s subsidiaries, Tata Communications International Pte Ltd. The internal investigation found evidence that the reseller may have offered and made improper payments to officials of a government purchaser in a Southeast Asian country in connection with the resale of the Company’s products. The investigation also found evidence that the Company’s sales consultant in the country was aware of the reseller’s potentially improper activities. Such activities may have violated the U.S. Foreign Corrupt Practices Act (“FCPA”). The investigation did not reveal any prior involvement or knowledge regarding these activities by senior management of the Company or its subsidiary. The Company has taken remedial action, including terminating its relationship with the sales consultant and with the reseller. The Company cannot predict the ultimate consequences of these matters at this time, nor can we reasonably estimate the potential liability, if any, related to these matters. However, based on the facts currently known, we do not believe that these matters will have a material adverse effect on our business, financial condition, results of operations or cash flow. Even so, the FCPA investigation is subject to inherent uncertainties and management’s view of this matter may change in the future.

The Company is routinely party to suits for collection, commercial disputes, claims from employees, customers and/or suppliers and others in the ordinary course of its business, including claims over reconciliation of payments for voice minutes, circuits, internet bandwidth and/or access to the public switched telephone network, leased equipment, and claims from estates of bankrupt companies alleging that we received preferential payments from such companies prior to their bankruptcy filings. While management currently believes that resolving such suits and claims, individually or in aggregate, will not have a material adverse impact on the Company’s financial position, litigation is subject to inherent uncertainties and management’s view of this matter may change in the future. If an unfavorable final outcome were to occur in respect of such suits, claims and disputes, such an outcome could have a material adverse impact on the Company’s financial position and results of operations for the period in which the effect becomes reasonably estimable. Claims against the Company of Rs.  2,164 million (US$ 40 million) are disputed by the Company of which an amount of Rs.  432 million (US$ 8 million) has been accrued as liability. If the dispute goes against the Company, Rs.  1,732 million (US$ 32 million) will be charged to statement of operations.

b)	ADC claim

Telecom Regulatory Authority of India (“TRAI”) reduced the Access Deficit Charge (“ADC”) rates effective April 1, 2007. All telecom services providers including NLD and ILD Operators in India are bound by the TRAI regulations; accordingly Tata Communications recorded the cost relating to ADC at revised rates as directed by TRAI. However, BSNL continued to bill at the ADC rate applicable prior to April 1, 2007. BSNL had filed an appeal against the TRAI directive of reduction in ADC and currently this matter is pending with Supreme Court of India. The possible liability on Company is Rs.  3,120 million (US$ 57 million).

c)	License fees claim

i.	In fiscal 2010, DoT completed their assessment for fiscal 2006 and raised a demand of Rs. 1,046 million. The Company challenged DoT’s order in the TDSAT and TDSAT in its order dated August 19, 2010, held: a) a license fee is not applicable on non-telecom income and other miscellaneous income; b) penalty and interest thereon is not applicable on a shortfall of a license fee; c) a deductions in AGR for cost items is not allowed; d) a suo-moto inter-license adjustment by the licensee is not permitted. Hence, the Company’s liability was reduced to Rs. 51 million including interest up to June 2013.

The DoT has filed an appeal in the Supreme Court of India against above mentioned judgment of TDSAT dated August 19, 2010 and currently the matter is pending in the Supreme Court of India.

ii.	On February 19, 2013, DoT issued license fee demand for fiscal year 2007 and 2008, based on special audit reports of auditors appointed by DoT. The total demand is for Rs. 1,931 million, being Rs. 929 million for fiscal 2007 and Rs. 1,002 million for fiscal 2008, including Rs. 1,021 million, being interest as on February 28, 2013. Further, the liability as on 30th June (including interest) is Rs. 2,018 million. However, the Company has challenged the said demand notice in the Madras High Court, which has vide its orders dated March 1, 2013, granted a stay-order against the said demand.

d)	ESIC claim

Employee State Insurance Corporation (“ESIC”) issued recovery proceedings against the Company alleging non-compliance of Employee State Insurance Act (“ESI Act”) by the Company. Pursuant to the above, ESIC issued demand notices in January 2013 for recovery of Rs. 256 million, which also included penal interest @ 12 % per annum. Thereafter, ESIC also issued prohibitory orders directing them to freeze the accounts of the Company till further orders. Despite Company’s representation that it had not received any show cause notices earlier, ESIC refused to vacate the prohibitory orders. Consequently, Company made payment of Rs. 256 million under protest and thereafter, filed an application before Employees State Insurance Court (“Court”) for refund. The Company further received demand notices in February 2013 demanding ESI contributions of Rs. 36 million relating to the period June 1, 2012 to January 31, 2013 and an amount of Rs. 120 million, being damages levied on account of late payment for the period from 2008 till 2013.

In the last hearing on June 27, 2013, Court directed ESIC not to carry out any coercive action and also ordered ESIC to carry out detailed inspection of the books of the Company. The said inspection has been carried out and ESIC is expected to file its report shortly.

The Company believes that the demand by the ESIC is untenable and unsustainable in law as the same is raised purely on ad-hoc basis without verification of the records and returns filed by the Company. Further, the demand relates to payments made to contractors who have substantially complied with the provisions of the ESI Act and have discharged their liability to ESIC. If the Court decides against the Company, the Rs. 412 million (US$ 8 million) will be charged to statement of operations.